Expense Example - LVIP Vanguard Domestic Equity ETF Fund	Standard Class 1 year	Standard Class 3 years	Standard Class 5 years	Standard Class 10 years	Service Class 1 year	Service Class 3 years	Service Class 5 years	Service Class 10 years
USD ($)	33	114	203	463	58	193	341	769